INCOME TAXES - Summary of deferred tax assets (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Federal net operating loss carry forwards	$ 4,942,000	$ 4,739,000	$ 4,455,000
State and city net operating loss carry forwards, net of federal tax benefit	1,412,000	1,354,000	1,272,000
Deferred tax assets, Gross	6,354,000	6,093,000	5,727,000
Less: Valuation allowance	(6,354,000)	(6,093,000)	(5,727,000)
Total